Components of Loans by Industry Classification IFRS 9 (Detail) - IFRS 9 [Member] € in Millions	Dec. 31, 2018 EUR (€)
Components of Loans by Industry Classification [Line Items]
Agriculture, forestry and fishing	€ 655
Mining and quarrying	3,699
Manufacturing	30,966
Electricity, gas, steam and air conditioning supply	3,555
Water supply, sewerage, waste management and remediation activities	895
Construction	4,421
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,871
Transport and storage	6,548
Accommodation and food service activities	2,094
Information and communication	5,281
Financial and insurance activities	93,886
Real estate activities	35,153
Professional, scientific and technical activities	7,020
Administrative and support service activities	7,921
Public administration and defense, compulsory social security	10,752
Education	698
Human health services and social work activities	3,618
Arts, entertainment and recreation	951
Other service activities	5,328
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	188,494
Activities of extraterritorial organizations and bodies	25
Gross loans	433,832
(Deferred expense)/unearned income	254
Loans less (deferred expense)/unearned income	433,578
Less: Allowance for loan losses	4,247
Total loans	€ 429,331